Share-Based Compensation Expense	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation Expense

Note 10. Share-Based Compensation Expense

Share-based compensation expense for stock options, restricted stock awards, and restricted stock units for the three months ended June 30, 2021 and 2020 was $754 and $225, respectively, and $1,196 and $277 for the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021, there was $6,827 of unrecognized compensation cost related to stock options which is expected to be recognized over the remaining vesting periods, with a weighted-average period of 3.5 years.

Stock Options

During the six months ended June 30, 2021, the Company issued 627,160 options to certain employees and board members that will vest over a period of one to four years.

A summary of stock option award activity for the six months ended June 30, 2021 was as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2020	10,975,224	$0.57	7.6
Granted	627,160	9.04
Exercised	(95,745)	0.24
Cancelled or forfeited	(41,146)	8.11
Outstanding at June 30, 2021	11,465,493	$1.01	7.1
Exercisable at June 30, 2021	6,555,419	$0.26	6.2

The aggregate intrinsic value of stock options exercised in the six months ended June 30, 2021 and 2020 was $1,555 and $0 as determined on the date of exercise. Cash received from options exercised for the six months ended June 30, 2021 and 2020 was $23 and $0, respectively.

Restricted Stock Awards

The fair value of restricted stock awards is estimated by the fair value of the Company’s Common Stock at the date of grant. Restricted stock activity during the six months ended at June 30, 2021 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Non-vested, at beginning of period	446,332	$0.24
Granted	-	-
Vested	-	-
Cancelled or forfeited	-
Non-vested, at end of period	446,332	$0.24

Restricted Stock Units

During the six months ended June 30, 2021, the Company issued 377,373 restricted stock units to directors which will vest over a period of one to four years.

The fair value of restricted stock unit awards is estimated by the fair value of the Company’s Common Stock at the date of grant. Restricted stock activity during the six months ended at June 30, 2021 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share

Non-vested, at beginning of period	-	$-
Granted	377,373	7.19
Vested	-	-
Cancelled or forfeited	(3,567)	14.17
Non-vested, at end of period	373,806	$7.12

Note 15. Share-Based Compensation Expense

During the years ended December 31, 2020 and 2019, the Company issued 2,738,912 and 4,923,549 options, respectively, to certain employees which will vest over a period of one to four years. The weighted-average grant date fair value of stock options awarded during the years ended December 31, 2020 and 2019, as determined by the Black-Scholes option pricing model, was $0.90 and $0.63, respectively.

Share-based compensation expense for the years ended December 31, 2020 and 2019 was $978 and $208, respectively. As of December 31, 2020, there was $4,857 of unrecognized compensation cost related to share-based payments which is expected to be recognized over the remaining vesting periods, with a weighted-average period of 3.9 years.

Stock Options

A summary of stock option award activity for the year ended December 31, 2020 was as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term

Outstanding at December 31, 2019	10,087,296	$0.25	7.4
Granted	2,738,912	1.76
Exercised	(488,860)	0.24
Cancelled or forfeited	(1,362,124)	0.74
Outstanding at December 31, 2020	10,975,224	$0.57	7.6
Exercisable at December 31, 2020	5,518,767	$0.25	6.4

The aggregate intrinsic value of stock options exercised in the years ended December 31, 2020 and 2019 was $3,336 and $1,676 as determined on the date of exercise. Cash received from options exercised for the years ended December 31, 2020 and 2019 was $114 and $10, respectively.

Restricted Stock Awards

The Company awarded two directors each 223,166 shares of the Company’s Common stock on June 14, 2019. On September 15, 2020, the award was amended such that the award would vest upon the expiration of the lock up period for XL Fleet employees established in connection with the merger. This amendment did not impact the fair value of the award.

The Company awarded four employees an aggregate of 25,309 restricted shares of the Company’s Common Stock during the year ended December 31, 2020. These restricted shares were fully vested upon issuance.

The fair value of restricted stock awards is estimated by the fair value of the Company’s Common Stock at the date of grant. Restricted stock activity during year ended at December 31, 2020 was as follows:

	Number of shares	Weighted-average grant-date fair value per share

Non-vested, at beginning of period	446,332	$0.24
Granted	25,309	9.21
Vested	(25,309)	9.21
Cancelled or forfeited	-	-
Non-vested, at end of period	446,332	$0.24